SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of intangible assets useful lives	Intangible assets comprise of software, intellectual property, trademarks and web domains and distribution rights, which are amortized on a straight-line basis over 3 years.
Systemhardware [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of equipment	55.00%
System analyzers and software [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of equipment	20.00%